Right-of-use assets and Lease liabilities - Reconciliation of Lease Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases discounted using the incremental borrowing rate			$ 201
Minimum finance lease payments payable			89
Recognition exemption for short term and low-value leases			(4)
Lease liability as of January 1, 2019	$ 273	$ 286
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		2.90%
Previously stated [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases discounted using the incremental borrowing rate			222
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases discounted using the incremental borrowing rate			$ 21